Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers
Schedule of revenue

	Year Ended December 31,
Type of goods or service	2022	2021	2020
Product sales	375,515	—	—
Outlicensing of product	421,689	225,252	—
Royalty income	2,287	—	—
Performance of certain regulatory services	3,387	4,095	—
Provision of drugs	—	—	874
Total	802,879	229,347	874

	Year Ended December 31,
Geographical markets	2022	2021	2020
USA	372,247	—	—
Europe*	143,955	201,878	—
Asia	286,677	27,469	874
Total	802,879	229,347	874

	Year Ended December 31,
Revenue from major customers	2022	2021	2020
Customer A	372,247	—	—
Customer B	80,643	27,469	874
Customer C	143,955	201,879	—
Customer D	206,034	—	—
Total	802,879	229,348	874